SCHEDULE OF PROFIT LOSS OF DISCOUNTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 11,866	$ 3,522
Cost of sales	(69)	(9,045)	(1,461)
Selling, general and administrative expenses	(935)	(2,264)	(2,170)
Interest expense	(391)	(521)	(538)
Foreign Exchange loss	(1)	(3)	(5)
Other non-operating expenses	(251)
Total pretax profit (loss) of discontinued operations	$ (1,647)	$ 33	$ (652)